VESSELS, RIGS AND EQUIPMENT, NET (Narrative) (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 09, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel numberOfDrillingUnits	Dec. 31, 2020 USD ($) vessel
Property Subject to or Available for Operating Lease [Line Items]
Depreciation				$ 187,827	$ 138,330	$ 111,279
Gain on sale of vessels				$ 13,228	$ 39,405	$ 2,250
Number of vessels for which impairment has been recognized | vessel						7
Lessor, operating lease, number of lease assets sold | vessel		7	7		7	4
Number of offshore support vessels sold | vessel						5
Number of vessels upgraded | vessel						4
Number of vessels accounted for under finance leases | vessel				7		1
West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Gain on sale of vessels		$ (600)
Handysize vessels
Property Subject to or Available for Operating Lease [Line Items]
Gain on sale of vessels			$ 39,300		$ 39,300
Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike
Property Subject to or Available for Operating Lease [Line Items]
Gain on sale of leased assets, net, operating leases						$ 900
West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Tangible asset impairment charges					(1,900)	(252,600)
Gain on sale of vessels					(600)
West Linus
Property Subject to or Available for Operating Lease [Line Items]
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets	$ 355,600
Cost
Property Subject to or Available for Operating Lease [Line Items]
Capital improvements				$ 1,600	14,400
Cost | West Hercules
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions					$ 261,600
Cost | West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions						258,100
West Linus
Property Subject to or Available for Operating Lease [Line Items]
Number of drilling units reclassified from finance lease to operating lease | numberOfDrillingUnits					1
Vessels, rigs and equipment, net
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions				560,800
Depreciation				146,500	$ 97,000	71,300
Tangible asset impairment charges				0		$ (80,300)
Vessels, rigs and equipment, net | Cost
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions				560,750
Capital improvements				$ 1,574
Construction in progress
Property Subject to or Available for Operating Lease [Line Items]
Number of container vessels transferred | vessel		10	10	3	10
Suezmax tanker
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel				6
LR2 product tankers
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel				2
Newbuild 2,500 TEU Container Vessels
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel				2
4,900 CEU Car Carrier
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel				1